Employee Benefits Expense - Summary of Employee Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	$ (100,653,880)	$ (100,938,761)	$ (115,982,152)
Post-employment benefit obligations expense	(2,091,205)	(1,899,660)	(2,282,226)
Social security and other contributions	(18,758,692)	(21,260,007)	(18,290,343)
Total	$ (121,503,777)	$ (124,098,428)	$ (136,554,721)